Average balance sheet and interest rates - Variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Average balance sheet and interest rates
Interest income - Change Due to Volume	$ 910	$ 1,077
Interest income - Change Due to Rate	(259)	262
Total change in interest income	651	1,339
Interest expense - Change Due to Volume	513	429
Interest expense - Change Due to Rate	(264)	(79)
Total change in interest expense	249	350
Net interest income - Change Due to Volume	397	648
Net interest income - Change Due to Rate	5	341
Total change in net interest income	402	989
Australia
Average balance sheet and interest rates
Net interest income - Change Due to Volume	242	608
Net interest income - Change Due to Rate	40	216
Total change in net interest income	282	824
New Zealand
Average balance sheet and interest rates
Net interest income - Change Due to Volume	174
Net interest income - Change Due to Rate	(70)	79
Total change in net interest income	104	79
Other overseas
Average balance sheet and interest rates
Net interest income - Change Due to Volume	(19)	40
Net interest income - Change Due to Rate	35	46
Total change in net interest income	16	86
Collateral received | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(5)	7
Interest expense - Change Due to Rate	9	15
Total change in interest expense	4	22
Collateral received | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	1	5
Interest expense - Change Due to Rate	1	(1)
Total change in interest expense	2	4
Collateral received | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	11
Interest expense - Change Due to Rate	(5)
Total change in interest expense	6
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	66	223
Interest expense - Change Due to Rate	(351)	(259)
Total change in interest expense	(285)	(36)
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	78	7
Interest expense - Change Due to Rate	(39)	16
Total change in interest expense	39	23
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(6)	37
Interest expense - Change Due to Rate	176	129
Total change in interest expense	170	166
Loan capital | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	2	(33)
Interest expense - Change Due to Rate	(5)	30
Total change in interest expense	(3)	(3)
Loan capital | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	7	75
Interest expense - Change Due to Rate		7
Total change in interest expense	7	82
Loan capital | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Rate	(2)	2
Total change in interest expense	(2)	2
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	346	198
Interest expense - Change Due to Rate	(3)	53
Total change in interest expense	343	251
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	26	(74)
Interest expense - Change Due to Rate	(42)	(89)
Total change in interest expense	(16)	(163)
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(13)	(16)
Interest expense - Change Due to Rate	(3)	18
Total change in interest expense	(16)	2
Collateral paid | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	52	(16)
Interest income - Change Due to Rate	14	37
Total change in interest income	66	21
Collateral paid | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	2	(3)
Interest income - Change Due to Rate	1	2
Total change in interest income	3	(1)
Collateral paid | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(8)	7
Interest income - Change Due to Rate	11	6
Total change in interest income	3	13
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	79	(23)
Interest income - Change Due to Rate	(34)	30
Total change in interest income	45	7
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	7	(16)
Interest income - Change Due to Rate	(2)
Total change in interest income	5	(16)
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	26	(13)
Interest income - Change Due to Rate	22	12
Total change in interest income	48	(1)
Investment securities | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	43	90
Interest income - Change Due to Rate	(44)	29
Total change in interest income	(1)	119
Investment securities | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	22	(7)
Interest income - Change Due to Rate	(28)	(4)
Total change in interest income	(6)	(11)
Investment securities | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	9	17
Interest income - Change Due to Rate	3	(6)
Total change in interest income	12	11
Loans and other receivables | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	477	952
Interest income - Change Due to Rate	(246)	(41)
Total change in interest income	231	911
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	255	39
Interest income - Change Due to Rate	(121)	14
Total change in interest income	134	53
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(54)	50
Interest income - Change Due to Rate	165	183
Total change in interest income	$ 111	$ 233